MML SERIES INVESTMENT FUND II
MML Blend Fund
(the “Fund”)
Supplement dated September 24, 2020 to the
Prospectus dated May 1, 2020 and the
Summary Prospectus dated May 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
Effective on or about November 18, 2020, BlackRock Investment Management, LLC (“BlackRock”) will replace Barings LLC (“Barings”) as subadviser of the Fund.
Effective on or about November 18, 2020, the following information replaces the information for the Fund found in the section titled Investment Objective (on page 10 of the Prospectus):
The Fund seeks a high total return.
Effective on or about November 18, 2020, the following information replaces similar information for the Fund found under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund (on page 10 of the Prospectus):
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Initial Class	Service Class
Management Fees	.41%	.41%
Distribution and Service (Rule 12b-1) Fees	N/A	.25%
Other Expenses	.04%	.04%
Acquired Fund Fees and Expenses(1)	.06%	.06%
Total Annual Fund Operating Expenses(2)	.51%	.76%

(1)
Acquired Fund Fees and Expenses have been added to reflect current fees.

(2)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Initial Class	$52	$164	$285	$640
Service Class	$78	$243	$422	$942
Effective on or about November 18, 2020, the following information replaces the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (beginning on page 10 of the Prospectus):

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing substantially all of its assets in a combination of exchange-traded funds (“ETFs”) selected by the Fund’s subadviser, BlackRock Investment Management, LLC (“BlackRock”), using an asset allocation strategy. The ETFs are advised by an affiliate of BlackRock. The Fund invests in ETFs that invest primarily in U.S. equity securities and fixed income securities.
The Fund typically invests approximately 60% of its net assets in U.S. equity ETFs and approximately 40% of its net assets in fixed income ETFs. Equity ETFs may include funds that invest in, among other things, domestic equity securities, including common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants, of issuers of any size, as well as real estate investment trusts (“REITs”). Fixed income ETFs may include funds that invest in, among other things, domestic bonds, U.S. Government securities, mortgage-backed securities, securities below investment grade (“junk” or “high yield” bonds, including securities in default), bank loans, and cash or money market instruments.
BlackRock will typically rebalance to these strategic targets on a quarterly basis. BlackRock will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment objective and strategy, including revising the weightings among the investments described above and adding or removing ETFs from the asset allocation strategy. Variations in the target asset allocation between equity and fixed income securities, through investments in underlying ETFs, are permitted up to 10%. Therefore, based on a target equity/fixed income allocation of 60%/40%, the Fund may have an equity/fixed income allocation that ranges from 50%/50% to 70%/30%. Although variations beyond the 10% range are generally not permitted, BlackRock may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment goal.
ETFs in which the Fund invests may use index futures contracts, a type of derivative, to seek performance that corresponds to an index and/or to manage cash flows. Use of derivatives by an ETF may create investment leverage.
An ETF may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an ETF may be restricted as to resale or otherwise considered to be illiquid. The Fund or an ETF may enter into repurchase agreement transactions. The Fund will bear a pro rata share of the ETFs’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the ETFs.
Through its investments in ETFs, the Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. A description of the ETFs in which the Fund expects to invest is included in Appendix D of the Statement of Additional Information (“SAI”).
Because the Fund will invest substantially all of its assets in ETFs advised by an affiliate of BlackRock, the Fund will not invest in ETFs advised or sponsored by others, even if they are less expensive or have better historical performance records. BlackRock will be subject to a conflict of interest in selecting ETFs, because its selection of ETFs might appear to be influenced by the expected effect of the selection on its revenues or other benefits of the selection to it. BlackRock has advised the Fund that, as a fiduciary to the Fund, BlackRock has a duty to put the best interests of the Fund ahead of its own interest and that, consequently, it will make investment decisions for the Fund in the best interest of the Fund to achieve the Fund’s investment objectives and not for the benefit of BlackRock.
Effective on or about November 18, 2020, the following information replaces similar information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (on page 12 of the Prospectus):
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. Although the descriptions below refer to the risks relating to investment activities of the Fund, many of the risks arise due to the investment activities of the ETFs in which it invests. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.

Effective on or about November 18, 2020, the paragraphs labeled “Foreign Investment Risk; Emerging Markets Risk; Currency Risk,” “Frequent Trading/Portfolio Turnover Risk,” “Quantitative Models Risk,” and “Sovereign Debt Obligations Risk” under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 12 of the Prospectus) are hereby deleted in full.
Effective on or about November 18, 2020, the following information supplements the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 12 of the Prospectus):
Allocation Risk The allocation of investments among the ETFs may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or ETFs may be incorrect in view of actual market conditions. The requirement that a significant percentage of Fund assets be invested in ETFs advised by an affiliate of BlackRock as noted in “Principal Investment Strategies” may adversely affect Fund performance.
Index Funds Risk Certain ETFs may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the ETFs at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the ETF were less invested in such securities.
Real Estate Risk; REIT Risk Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, environmental regulations and other governmental action, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, losses due to natural disasters, and local and regional market conditions. Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments. As a shareholder in a REIT, the Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.
Effective on or about November 18, 2020, the following information replaces the information for the Fund found under the headings Subadviser(s) and Portfolio Manager(s) in the section titled Management (on page 16 of the Prospectus):
Subadviser(s): BlackRock Investment Management, LLC (“BlackRock”)
Portfolio Manager(s):
Alan Mason is a Managing Director at BlackRock. He has managed the Fund since November 2020.
Greg Savage, CFA is a Managing Director at BlackRock. He has managed the Fund since November 2020.
Effective on or about November 18, 2020, the following information supplements the information found beginning on page 76 of the Prospectus in the section titled Additional Information Regarding Principal Risks:
•
Allocation Risk
The allocation of investments among ETFs may have a more significant effect on the MML Blend Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or ETFs may be incorrect in view of actual market conditions. The requirement that a significant percentage of the MML Blend Fund’s assets be invested in ETFs advised by an affiliate of BlackRock as noted in the Fund’s “Principal Investment Strategies” may adversely affect Fund performance.

•
Index Funds Risk
Certain ETFs may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the ETFs at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the ETF were less invested in such securities.

Effective on or about November 18, 2020, the following information replaces the information labeled “REIT Risk” found on page 89 of the Prospectus in the section titled Additional Information Regarding Principal Risks:
•
Real Estate Risk; REIT Risk
Investments in real estate are subject to a number of risks, including losses from casualty, condemnation or natural disasters, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, environmental regulations and other governmental action, regulatory limitations on rents, property taxes, and operating expenses. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, and may be subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and to the risk of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. A “mortgage” REIT that invests most or all of its assets in mortgages will be subject to many of the risks described above in respect of mortgage-backed securities. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses. Real estate-related investments may entail leverage and may be highly volatile. The securities of small real-estate issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Effective on or about November 18, 2020, information related to the MML Blend Fund found under Barings on pages 95 and 96 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby deleted.
Effective on or about November 18, 2020, the following information supplements the information found beginning on page 98 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
BlackRock Investment Management, LLC (“BlackRock”), located at 1 University Square, Princeton, New Jersey 08540, manages the investments of the MML Blend Fund. BlackRock is an affiliate of BlackRock Advisors, LLC, which is an indirect, wholly-owned subsidiary of BlackRock, Inc. BlackRock and its affiliates had approximately $7.32 trillion in investment company and other portfolio assets under management as of June 30, 2020. The MML Blend Fund is managed by a team of financial professionals. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
BlackRock will replace Barings as subadviser of the MML Blend Fund on or about November 18, 2020.
Alan Mason
is responsible for supporting the day-to-day management of the MML Blend Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Mason is a Managing Director of BlackRock, Inc. and Co- Head of EII Markets and Investments. Mr. Mason also oversees Global Index Equity Portfolio Engineering, Institutional Index Business and Strategy, and the EII Investment Process and Platform. Mr. Mason’s service with the firm dates back to 1991, including his years with Barclays Global Investors, which merged with BlackRock in 2009. Prior to his current role, Mr. Mason led a variety of investment functions including transition management, asset allocation, and client solutions.

Greg Savage, CFA
is primarily responsible for the day-to-day management of the MML Blend Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Savage is a Managing Director of BlackRock, Inc. and Head of the Americas Index Asset Allocation team within BlackRock’s ETF and Index Investment Group. He is also responsible for overseeing the management of the LifePath Target Date Funds as well as a wide range of fund of funds for both Institutional and Defined Contribution clients. Mr. Savage’s service with the firm dates back to 1999, including his years with Barclays Global Investors, which merged with BlackRock in 2009. Prior to his current role, Mr. Savage was the Head of iShares Equity Portfolio Management team within BlackRock’s Index Equity team where he was responsible for overseeing the management of the Americas listed iShares equity funds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8063-20-01
B-20-01

MML SERIES INVESTMENT FUND II
MML Asset Momentum Fund
(the “Fund”)
Supplement dated September 24, 2020 to the
Prospectus dated May 1, 2020 and the
Summary Prospectus dated May 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective on or about November 18, 2020, Invesco Advisers, Inc. (“Invesco”) will replace Barings LLC (“Barings”) as subadviser of the Fund. Invesco Capital Management LLC (“ICM”) will serve as sub-subadviser of the Fund.
Effective on or about November 18, 2020, the Fund will change its name to MML Equity Momentum Fund.
Effective on or about November 18, 2020, the following information replaces similar information for the Fund found under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund (on page 3 of the Prospectus):
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class II	Service Class I
Management Fees	.60%	.60%
Distribution and Service (Rule 12b-1) Fees	N/A	.25%
Other Expenses	.42%	.42%
Acquired Fund Fees and Expenses	.07%	.07%
Total Annual Fund Operating Expenses(1)	1.09%	1.34%
Fee Waiver and Expense Reimbursement	(.32)%	(.32)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement(2)	.77%	1.02%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to (i) waive .25% of its management fees through April 30, 2022, and (ii) cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2022, to the extent that Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement would otherwise exceed .77% and 1.02% for Class II and Service Class I, respectively. The Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class II	$79	$298	$553	$1,285
Service Class I	$104	$376	$687	$1,570
Effective on or about November 18, 2020, the following information replaces the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (beginning on page 3 of the Prospectus):
The Fund invests primarily in common stocks of large capitalization U.S. companies. The Fund’s subadviser, Invesco Advisers, Inc., and sub-subadviser, Invesco Capital Management LLC (together with Invesco Advisers, Inc., “Invesco”), invest the Fund’s assets using an indexing strategy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the S&P 500® Momentum Index* (the “Index”). As of August 31, 2020, the market capitalization range of companies included in the Index was between $9.13 billion and $2,206.91 billion.
S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles and maintains the Index, which is designed to track the performance of approximately 100 stocks in the S&P 500 Index that have the highest “momentum score.” In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum style” of investing emphasizes investing in securities that have had better recent performance compared to other securities. The momentum score for each security included in the Index is based on upward price movements of the security as compared to other eligible securities within the S&P 500 Index. In selecting constituent securities for the Index, the Index Provider first calculates the momentum score of each stock in the S&P 500 Index by evaluating the percentage change in the stock’s price over the last 12 months, excluding the most recent month, and applying an adjustment based on the security’s volatility over that period. The Index Provider then selects the 100 stocks with the highest momentum score for inclusion in the Index. The Index uses a modified market capitalization-weighted strategy, as the Index Provider weights securities by multiplying their market capitalizations and their momentum scores.
The maximum weight of each component is capped at the lower of 9% or three times its market capitalization weight in the eligible Index universe. The Index is rebalanced semi-annually after market close on the third Friday in March and September. If a stock is removed from the S&P 500 Index, it will be removed from the Index simultaneously. The Fund is rebalanced in accordance with the Index, meaning that it will buy and sell securities in response to changes in the Index.
Although the Fund generally will invest in substantially all of the securities comprising the Index in proportion to their weightings in the Index, under various circumstances it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, the Fund may hold cash or purchase a sample of the securities in the Index. When it relies on a “sampling” methodology, Invesco uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that has, overall, investment characteristics similar to the Index in terms of key risk factors, performance attributes, and other characteristics such as industry weightings, market capitalization, return variability, earnings valuation, yield, and other financial characteristics of securities. When employing a sampling methodology, Invesco bases the number of the holdings in the Fund on a number of factors, including asset size of the Fund, and generally expects the Fund to hold fewer than the total number of securities in the Index. However, Invesco reserves the right to invest in as many securities as it believes necessary to achieve the Fund’s investment objective. The Fund may use futures contracts, a type of derivative, to seek performance that corresponds to the Index and/or to manage cash flows. Use of futures contracts by the Fund may create investment leverage.
The Index, and therefore the Fund, may at times have significant exposure to one or more industries or sectors. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund.

Changes in the Index, or use of the sampling methodology described above, may result in active and frequent trading by the Fund and as a result the Fund may have a relatively high portfolio turnover rate.
*The “S&P 500 Momentum Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by MassMutual. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Momentum Index.
Effective on or about November 18, 2020, the paragraphs labeled “Below Investment Grade Debt Securities Risk,” “Commodities-Related Investments Risk,” “Credit Risk,” “Fixed Income Securities Risk,” “Foreign Investment Risk, Emerging Markets Risk, Currency Risk,” “Geographic Focus Risk,” “Growth Company Risk,” “Inflation Risk,” “Leveraging Risk,” “Liquidity Risk,” “Mortgage and Asset-Backed Securities Risk,” “Quantitative Models Risk,” “REIT Risk,” “Risk of Investment in Other Funds or Pools,” “Small and Mid-Cap Company Risk,” “Sovereign Debt Obligations Risk,” “Tax Status Risk,” “U.S. Government Securities Risk,” and “Value Company Risk” under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 4 of the Prospectus) are hereby deleted in full.
Effective on or about November 18, 2020, the following information supplements the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 4 of the Prospectus):
Momentum Investing Risk The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum, and they may experience rapid and substantial declines in value. In addition, there may be periods when the momentum style of investing is out of favor, and the investment performance of the Fund may suffer compared to the returns from other styles of investing.
Indexing Risk The Fund’s performance may not track the performance of the index due to a number of factors, including fees and expenses of the Fund, the Fund’s cash positions, and differences between securities held by the Fund and the securities comprising the index resulting from legal restrictions, costs, or liquidity constraints, especially during times when a sampling methodology is used.
Passive Management Risk With an indexing strategy, there is no attempt to seek returns in excess of a benchmark index, to use defensive strategies, or to reduce the effects of any long-term poor investment performance. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the index, even if that security generally is underperforming.
Effective on or about November 18, 2020, the following information replaces the similar information for the Fund found under the heading Performance Information in the section titled Investments, Risks, and Performance (on page 8 of the Prospectus):
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance and an additional index that provides a style-specific comparison for the Fund’s returns (S&P 500 Momentum Index). The Fund’s investment strategy changed on or about November 18, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.
Effective on or about November 18, 2020, the following information replaces similar information for the Fund found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance (on page 8 of the Prospectus):

Average Annual Total Returns
(for the periods ended December 31, 2019)
	One Year	Since Inception (5/15/2015)
Class II MML Equity Momentum Fund	37.93%	10.68%
Service Class I MML Equity Momentum Fund	37.51%	10.40%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.78%
S&P 500 Momentum Index (reflects no deduction for fees, expenses, or taxes)	26.25%	12.92%
Effective on or about November 18, 2020, the following information replaces the information for the Fund found under the headings Subadviser(s) and Portfolio Manager(s) in the section titled Management (on page 8 of the Prospectus):
Subadviser(s): Invesco Advisers, Inc. (“Invesco”)
Sub-subadviser(s): Invesco Capital Management LLC (“ICM”)
Portfolio Manager(s):
Pratik Doshi, CFA is a Portfolio Manager at Invesco. He has managed the Fund since November 2020.
Peter Hubbard is a Director of Portfolio Management at Invesco. He has managed the Fund since November 2020.
Michael Jeanette is a Senior Portfolio Manager at Invesco. He has managed the Fund since November 2020.
Tony Seisser is a Portfolio Manager at Invesco. He has managed the Fund since November 2020.
Effective on or about November 18, 2020, the paragraphs labeled “Commodities-Related Investments Risk,” “REIT Risk,” and “Tax Status Risk,” found beginning on page 77 of the Prospectus in the section titled Additional Information Regarding Principal Risks are hereby deleted in full.
Effective on or about November 18, 2020, the following information supplements the information found beginning on page 76 of the Prospectus in the section titled Additional Information Regarding Principal Risks:
•
Momentum Investing Risk
Momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum” style of investing therefore emphasizes investing in securities that have had better recent performance compared to other securities, on the theory that these securities will continue to increase in value. Momentum investing is subject to the risk that the securities may be more volatile than the market as a whole. High momentum may also be a sign that the securities’ prices have peaked, and therefore the returns on securities that have previously exhibited price momentum may be less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum, and they may experience rapid and substantial declines in value. A Fund may experience significant losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when the momentum style of investing is out of favor and the investment performance of a Fund may suffer compared to the returns from other styles of investing.

•
Indexing Risk
There are several reasons why a Fund’s performance may not track the performance of the relevant index. For example, the Fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. A Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of securities purchased by the investment adviser, subadviser, or sub-subadviser, or futures or other derivative positions taken by the investment adviser, subadviser, or sub-subadviser, to replicate the performance of the index may not correlate precisely with the return on the index. Differences between securities held by a Fund and the securities comprising the index may result from legal restrictions, costs, or liquidity constraints, especially during times when a sampling methodology is used.
•
Passive Management Risk
Unlike many investment companies that are “actively managed,” each of the MML Equity Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of the index. Therefore, the MML Equity Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the index, even if that security generally is underperforming. If a specific security is removed from the index, a Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. The index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its index, and, therefore, any changes to the index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, Invesco does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Effective on or about November 18, 2020, information related to the MML Asset Momentum Fund, Chris C. Cao, CFA, and Michael F. Farrell found under Barings on pages 95 and 96 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby deleted.
Effective on or about November 18, 2020, the following information replaces similar information for Invesco beginning on page 97 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, manages the investments of the MML Equity Momentum Fund, MML Equity Rotation Fund, MML Small Cap Equity Fund, MML Special Situations Fund, and MML Strategic Emerging Markets Fund. Invesco is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. In addition, Invesco Capital Management LLC (“ICM”) serves as sub-subadviser for the MML Equity Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund, and subject to the supervision of Invesco, is authorized to trade securities and make discretionary investment decisions on behalf of the Funds. ICM is a wholly-owned subsidiary of Invesco Ltd. and its address is 3500 Lacey Road Suite 700, Downers Grove, Illinois 60515. As of August 31, 2020, Invesco had approximately $1.2 trillion in assets under management.
Invesco replaced OppenheimerFunds, Inc. as the subadviser of the MML Small Cap Equity Fund and MML Strategic Emerging Markets Fund at the close of business on May 24, 2019. Invesco will replace Barings as the subadviser of the MML Equity Momentum Fund and MML Special Situations Fund on or about November 18, 2020. Invesco will replace Barings as the subadviser of the MML Equity Rotation Fund on or about November 23, 2020.
Effective on or about November 18, 2020, the following information supplements the information for Invesco beginning on page 97 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Pratik Doshi, CFA
is a co-portfolio manager of the MML Equity Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund. Mr. Doshi is a portfolio manager for ETFs and indexed strategies at Invesco. He has been associated with Invesco and/or its affiliates since 2018 where he implemented active and passive-based strategies across Invesco’s commodity, alternatives, and equity ETF lineup. Prior to 2018, he held roles at Saltspring Capital and Gofen and Glossberg. Prior to that, he was a vice president at Bank of America Merrill Lynch. Mr. Doshi entered the financial services industry in 2005 as an analyst at UBS Investment Bank.

Peter Hubbard
is a co-portfolio manager of the MML Equity Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund. Mr. Hubbard is a portfolio manager for ETFs and indexed strategies at Invesco. He has been associated with Invesco and/or its affiliates since 2005. Prior 2005, he was a research analyst at Ritchie Capital, a hedge fund operator.
Michael Jeanette
is a co-portfolio manager of the MML Equity Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund. Mr. Jeanette is a portfolio manager for ETFs and indexed strategies at Invesco. He has been associated with Invesco and/or its affiliates since 2008. Prior to 2008, he held a management position with a trust advisory firm in the private sector. Prior to this, he managed the retail investment business for several US Bancorp (formerly First Bank System) locations in Minneapolis. He began his career as a financial adviser with Shearson Lehman Brothers and Morgan Stanley Smith Barney (formerly Smith Barney).
Tony Seisser
is a co-portfolio manager of the MML Equity Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund. Mr. Seisser is an equity portfolio manager for ETFs and indexed strategies at Invesco. He has been associated with Invesco and/or its affiliates since 2013. Prior to 2013, he was employed by Guggenheim Funds Distributors, Inc. as a global ETF trader. Before that, he was a compliance investigator at the Chicago Board Options Exchange and CBOE Futures Exchange. Prior to that, Mr. Seisser had a career as a single-stock and ETF market maker on the floor of the Chicago Stock Exchange. He entered the industry in 1990.
Effective on or about November 18, 2020, the following information supplements the information found on page 120 in the section titled Index Descriptions:
The S&P 500 Momentum Index is designed to measure the performance of securities in the S&P 500 universe that exhibit persistence in their relative performance. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8063-20-02
EM-20-01

MML SERIES INVESTMENT FUND II
MML Equity Rotation Fund
(the “Fund”)
Supplement dated September 24, 2020 to the
Prospectus dated May 1, 2020 and the
Summary Prospectus dated May 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The following changes are expected to become effective on or about November 23, 2020.
Important Notice Regarding Change in Investment Policy
The 80% test relating the name of the MML Equity Rotation Fund to its principal investments, as required by Rule 35d-1 under the Investment Company Act, is being changed as described below. This change will take effect no earlier than 60 days from the date of this supplement.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the Russell 1000® Invesco Dynamic Multifactor Index (the “Index”).
Effective on or about November 23, 2020, Invesco Advisers, Inc. (“Invesco”) will replace Barings LLC (“Barings”) as subadviser of the Fund. Invesco Capital Management LLC (“ICM”) will serve as sub-subadviser of the Fund.
Effective on or about November 23, 2020, the following information replaces similar information for the Fund found under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund (on page 29 of the Prospectus):
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class II	Service Class I
Management Fees	.45%	.45%
Distribution and Service (Rule 12b-1) Fees	N/A	.25%
Other Expenses	.41%	.41%
Total Annual Fund Operating Expenses	.86%	1.11%
Fee Waiver	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses after Fee Waiver(1)	.81%	1.06%

(1)
The expenses in the above table reflect a written agreement by MML Advisers to waive .05% of its management fees through April 30, 2022. This agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class II	$83	$267	$469	$1,054
Service Class I	$108	$345	$604	$1,345
Effective on or about November 23, 2020, the following information replaces the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (on page 29 of the Prospectus):
The Fund invests primarily in common stocks of large- and medium-capitalization U.S. companies. The Fund’s subadviser, Invesco Advisers, Inc., and sub-subadviser, Invesco Capital Management LLC (together with Invesco Advisers, Inc., “Invesco”), invest the Fund’s assets using an indexing strategy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the Russell 1000® Invesco Dynamic Multifactor Index* (the “Index”). As of August 31, 2020, the market capitalization range of companies included in the Index was between $1.09 billion and $48.95 billion.
Frank Russell Company (“Frank Russell” or the “Index Provider”) compiles and maintains the Index. The Index is designed to select equity securities from within the Russell 1000 Index (the “Russell 1000” or “Parent Index”), which measures the performance of the 1,000 largest-capitalization companies in the United States. Invesco Indexing LLC (“Invesco Indexing”), an affiliate of Invesco, will provide certain data to the Index Provider as described below. The Index is sponsored by the Index Provider, which is unaffiliated with the Fund and Invesco. The Index consists of one of four pre-determined factor configurations that emphasize a subset of the following five investment style factors:
Value. A company’s value factor score is based on an equally-weighted composite of cash flow yield, earnings yield, and sales to price ratio, calculated based on the company’s total market capitalization and information reported in the company’s most recent annual financial statement as of the last business day of the prior month.
Momentum. A company’s momentum factor score is based on historical total return over the 11 months ending on the last business day of the prior month.
Quality. A company’s quality factor score is based on a composite of three measures of profitability (return on assets, change in asset turnover, and accruals) and a single measure of leverage, calculated based on information reported in the company’s most recent annual financial statement.
Low Volatility. A company’s volatility factor score is based on the standard deviation of weekly total returns to a company’s stock price over the trailing five years ending on the last business day of the prior month.
Size. A company’s size factor score is based on total market capitalization as of the last business day of the prior month.
The factor configuration that comprises the Index will vary with different economic cycles and overall market conditions, as reflected in one of the following four categories: expansion, slowdown, contraction, and recovery. The current economic cycle/market condition category, which determines which factor configuration is applied, is derived from a rules-based methodology that relies on certain leading economic indicators and information regarding global risk appetite. The applicable category is provided to the Index Provider by Invesco Indexing in the form of a data signal (the “Signal”).
To construct the Index, each constituent in the Parent Index is assigned a multi-factor score based on the extent to which the constituent exhibits greater characteristics of the relevant factors (for example, size and value), relative to the other constituents in the Parent Index. The multi-factor score is the product of the security’s individual factor scores, each of which is calculated as set forth above. An initial weight for each security is determined from the product of the security’s multi-factor score and its weight in the Parent Index. These weights are adjusted to ensure that each constituent and the Index as a whole satisfy certain constraints with respect to industry exposure, maximum security weights, and minimum security weights, as compared to the Parent Index. With respect to each factor other than momentum, constraints regarding diversification and liquidity are also applied. Securities in the Parent Index are excluded from the Index if their relevant factor characteristics fall below an algorithmically-determined threshold, or if their adjusted weights fall below a certain de minimis amount. Finally, a maximum security weight limit is applied to ensure no security weight exceeds a fixed level.
The Index is rebalanced and reweighted at the beginning of the month when the Signal for the Index changes, which may be as frequently as monthly, and rebalanced when the factor scores are recalculated by the Index Provider, which occurs semi-annually on the third Friday of the month in June and December with respect to the expansion and contraction factor configurations, and annually on the third Friday of the month in June with respect to the recovery and slowdown factor configurations. As a result, the Index will be both reweighted and rebalanced in June, if the Signal changes in June, and in December, if the Signal changes to expansion or contraction in December. The Fund is rebalanced and reweighted in accordance with the Index, meaning that it will buy and sell securities in response to changes in the Index.
Although the Fund generally will invest in substantially all of the securities comprising the Index in proportion to their weightings in the Index, under various circumstances it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, the Fund may hold cash or purchase a sample of the securities in the Index. When it relies on a “sampling” methodology, Invesco uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that has, overall, investment characteristics similar to the Index in terms of key risk factors, performance attributes, and other characteristics such as industry weightings, market capitalization, return variability, earnings valuation, yield, and other financial characteristics of securities. When employing a sampling methodology, Invesco bases the number of the holdings in the Fund on a number of factors, including asset size of the Fund, and generally expects the Fund to hold fewer than the total number of securities in the Index. However, Invesco reserves the right to invest in as many securities as it believes necessary to achieve the Fund’s investment objective. The Fund may use futures contracts, a type of derivative, to seek performance that corresponds to the Index and/or to manage cash flows. Use of futures contracts by the Fund may create investment leverage.
The Index, and therefore the Fund, may at times have significant exposure to one or more industries or sectors.
Changes in the Index, or use of the sampling methodology described above, may result in active and frequent trading by the Fund and as a result the Fund may have a relatively high portfolio turnover rate.
*The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.
All rights in the Russell 1000® Invesco Dynamic Multifactor Index (the “Index”) vest in the relevant LSE Group company which owns the Index. “Russell 1000®” and “Russell®” are trade marks of the relevant LSE Group company and are used by any other LSE Group company under license.
The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Fund.
Effective on or about November 23, 2020, the paragraphs labeled “Growth Company Risk,” “Liquidity Risk,” “Quantitative Models Risk,” and “Value Company Risk” under the heading Principal Risks in the section titled Investments, Risks, and Performance(beginning on page 29 of the Prospectus) are hereby deleted in full.
Effective on or about November 23, 2020, the following information supplements the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 29 of the Prospectus):
Indexing Risk The Fund’s performance may not track the performance of the index due to a number of factors, including fees and expenses of the Fund, the Fund’s cash positions, and differences between securities held by the Fund and the securities comprising the index resulting from legal restrictions, costs, or liquidity constraints, especially during times when a sampling methodology is used.

Momentum Investing Risk The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum, and they may experience rapid and substantial declines in value. In addition, there may be periods when the momentum style of investing is out of favor, and the investment performance of the Fund may suffer compared to the returns from other styles of investing.
Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect or benefit anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.
Passive Management Risk With an indexing strategy, there is no attempt to seek returns in excess of a benchmark index, to use defensive strategies, or to reduce the effects of any long-term poor investment performance. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the index, even if that security generally is underperforming.
Effective on or about November 23, 2020, the following information replaces similar information for the Fund found under the heading Performance Information in the section titled Investments, Risks, and Performance (on page 31 of the Prospectus):
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance and an additional index that provides a style-specific comparison for the Fund’s returns (Russell 1000 Invesco Dynamic Multifactor Index). The Fund’s investment strategy changed on or about November 23, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.
Effective on or about November 23, 2020, the following information replaces similar information found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance (on page 31 of the Prospectus):
Average Annual Total Returns
(for the periods ended December 31, 2019)
	One Year	Since Inception (5/15/2015)
Class II MML Equity Rotation Fund	16.50%	10.49%
Service Class I MML Equity Rotation Fund	16.30%	10.22%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)(1)	31.43%	11.46%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.78%
Since 10/13/2017
Russell 1000 Invesco Dynamic Multifactor Index (reflects no deduction for fees, expenses, or taxes)	36.19%	17.10%

(1)
Going forward, the Fund’s performance benchmark index will be the Russell 1000 Index rather than the S&P 500 Index because the Russell 1000 Index more closely represents the Fund’s investment strategy.

Effective on or about November 23, 2020, the following information replaces the information for the Fund found under the headings Subadviser(s) and Portfolio Manager(s) in the section titled Management (on page 31 of the Prospectus):
Subadviser(s): Invesco Advisers, Inc. (“Invesco”)
Sub-subadviser(s): Invesco Capital Management LLC (“ICM”)
Portfolio Manager(s):
Pratik Doshi, CFA is a Portfolio Manager at Invesco. He has managed the Fund since November 2020.
Peter Hubbard is a Director of Portfolio Management at Invesco. He has managed the Fund since November 2020.
Michael Jeanette is a Senior Portfolio Manager at Invesco. He has managed the Fund since November 2020.
Tony Seisser is a Portfolio Manager at Invesco. He has managed the Fund since November 2020.
Effective on or about November 23, 2020, the following information supplements the information found beginning on page 76 of the Prospectus in the section titled Additional Information Regarding Principal Risks:
•
Indexing Risk
There are several reasons why a Fund’s performance may not track the performance of the relevant index. For example, the Fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. A Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of securities purchased by the investment adviser, subadviser, or sub-subadviser, or futures or other derivative positions taken by the investment adviser, subadviser, or sub-subadviser, to replicate the performance of the index may not correlate precisely with the return on the index. Differences between securities held by a Fund and the securities comprising the index may result from legal restrictions, costs, or liquidity constraints, especially during times when a sampling methodology is used.

•
Momentum Investing Risk
Momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum” style of investing therefore emphasizes investing in securities that have had better recent performance compared to other securities, on the theory that these securities will continue to increase in value. Momentum investing is subject to the risk that the securities may be more volatile than the market as a whole. High momentum may also be a sign that the securities’ prices have peaked, and therefore the returns on securities that have previously exhibited price momentum may be less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum, and they may experience rapid and substantial declines in value. A Fund may experience significant losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when the momentum style of investing is out of favor and the investment performance of a Fund may suffer compared to the returns from other styles of investing.

•
Passive Management Risk
Unlike many investment companies that are “actively managed,” each of the MML Equity Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of the index. Therefore, the MML Equity Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the index, even if that security generally is underperforming. If a specific security is removed from the index, a Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. The index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its index, and, therefore, any changes to the index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, Invesco does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Effective on or about November 23, 2020, information related to the MML Equity Rotation Fund, Chris C. Cao, CFA, and Michael F. Farrell found under Barings on pages 95 and 96 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby deleted.
Effective on or about November 23, 2020, the following information replaces similar information for Invesco beginning on page 97 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, manages the investments of the MML Equity Momentum Fund, MML Equity Rotation Fund, MML Small Cap Equity Fund, MML Special Situations Fund, and MML Strategic Emerging Markets Fund. Invesco is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. In addition, Invesco Capital Management LLC (“ICM”) serves as sub-subadviser for the MML Equity Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund, and subject to the supervision of Invesco, is authorized to trade securities and make discretionary investment decisions on behalf of the Funds. ICM is a wholly-owned subsidiary of Invesco Ltd. and its address is 3500 Lacey Road Suite 700, Downers Grove, Illinois 60515. As of August 31, 2020, Invesco had approximately $1.2 trillion in assets under management.
Invesco replaced OppenheimerFunds, Inc. as the subadviser of the MML Small Cap Equity Fund and MML Strategic Emerging Markets Fund at the close of business on May 24, 2019. Invesco will replace Barings as the subadviser of the MML Equity Momentum Fund and MML Special Situations Fund on or about November 18, 2020. Invesco will replace Barings as the subadviser of the MML Equity Rotation Fund on or about November 23, 2020.
Effective on or about November 23, 2020, the following information supplements the information for Invesco beginning on page 97 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Pratik Doshi, CFA
is a co-portfolio manager of the MML Equity Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund. Mr. Doshi is a portfolio manager for ETFs and indexed strategies at Invesco. He has been associated with Invesco and/or its affiliates since 2018 where he implemented active and passive-based strategies across Invesco’s commodity, alternatives, and equity ETF lineup. Prior to 2018, he held roles at Saltspring Capital and Gofen and Glossberg. Prior to that, he was a vice president at Bank of America Merrill Lynch. Mr. Doshi entered the financial services industry in 2005 as an analyst at UBS Investment Bank.
Peter Hubbard
is a co-portfolio manager of the MML Equity Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund. Mr. Hubbard is a portfolio manager for ETFs and indexed strategies at Invesco. He has been associated with Invesco and/or its affiliates since 2005. Prior 2005, he was a research analyst at Ritchie Capital, a hedge fund operator.
Michael Jeanette
is a co-portfolio manager of the MML Equity Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund. Mr. Jeanette is a portfolio manager for ETFs and indexed strategies at Invesco. He has been associated with Invesco and/or its affiliates since 2008. Prior to 2008, he held a management position with a trust advisory firm in the private sector. Prior to this, he managed the retail investment business for several US Bancorp (formerly First Bank System) locations in Minneapolis. He began his career as a financial adviser with Shearson Lehman Brothers and Morgan Stanley Smith Barney (formerly Smith Barney).
Tony Seisser
is a co-portfolio manager of the MML Equity Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund. Mr. Seisser is an equity portfolio manager for ETFs and indexed strategies at Invesco. He has been associated with Invesco and/or its affiliates since 2013. Prior to 2013, he was employed by Guggenheim Funds Distributors, Inc. as a global ETF trader. Before that, he was a compliance investigator at the Chicago Board Options Exchange and CBOE Futures Exchange. Prior to that, Mr. Seisser had a career as a single-stock and ETF market maker on the floor of the Chicago Stock Exchange. He entered the industry in 1990.
Effective on or about November 23, 2020, the following information supplements the information found on page 120 in the section titled Index Descriptions:
The Russell 1000 Index measures the performance of the large-cap segment of U.S. equity securities. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.
The Russell 1000 Invesco Dynamic Multifactor Index reflects a dynamic combination of factor exposures drawn from constituent stocks of the Russell 1000 Index. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8063-20-03
ER-20-01

MML SERIES INVESTMENT FUND II
MML Special Situations Fund
(the “Fund”)
Supplement dated September 24, 2020 to the
Prospectus dated May 1, 2020 and the
Summary Prospectus dated May 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective on or about November 18, 2020, Invesco Advisers, Inc. (“Invesco”) will replace Barings LLC (“Barings”) as subadviser of the Fund. Invesco Capital Management LLC (“ICM”) will serve as sub-subadviser of the Fund.
Effective on or about November 18, 2020, 2020, the following information replaces similar information for the Fund found under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund (on page 60 of the Prospectus):
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class II	Service Class I
Management Fees	.60%	.60%
Distribution and Service (Rule 12b-1) Fees	N/A	.25%
Other Expenses	.45%	.45%
Total Annual Fund Operating Expenses	1.05%	1.30%
Fee Waiver	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses after Fee Waiver(1)	1.00%	1.25%

(1)
The expenses in the above table reflect a written agreement by MML Advisers to waive .05% of its management fees through April 30, 2022. This agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class II	$102	$327	$572	$1,276
Service Class I	$127	$405	$706	$1,561
Effective on or about November 18, 2020, the following information replaces the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (on page 60 of the Prospectus):
The Fund invests primarily in common stocks of U.S. companies of any size. The Fund’s subadviser, Invesco Advisers, Inc., and sub-subadviser, Invesco Capital Management LLC (together with Invesco Advisers, Inc., “Invesco”), invest the Fund’s assets using an indexing strategy. Under normal circumstances, the Fund invests primarily (at least 80% of its net assets) in the equity securities of companies included within the S&P U.S. IPO and Spin-Off Index* (the “Index”).

S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles and maintains the Index, which is designed to measure the performance of U.S. companies that have had initial public offerings (“IPOs”) or have been spun off from a parent company within the past five years. The Index is comprised of IPOs and spin-offs eligible for the S&P U.S. BMI, a country sub-index of the S&P Global BMI, that have a float-adjusted market capitalization of at least $1 billion (Index constituents must maintain a float-adjusted market capitalization of at least $500 million). The Index is weighted by float-adjusted market capitalization, subject to a maximum weight of 7.5% for any single stock. If at the monthly rebalancing a constituent security’s weight exceeds 7.5%, its weight is reduced to 7.5% and the excess weight is redistributed to the remaining constituents proportionally to their float-adjusted market capitalization weights. The process is repeated as necessary.
The Index is rebalanced monthly after the close of the third Friday of each month. Except for spin-offs, additions to the Index are made only at each monthly rebalance. In addition, any constituent security that is removed from the S&P U.S. BMI will be simultaneously removed from the Index. If an IPO is added to the Index but fails the eligibility criteria for inclusion in the S&P U.S. BMI at that index’s subsequent quarterly rebalancing, the IPO is removed from the Index at that time. Constituent securities are only included in the Index for a maximum of five years. A constituent security that has been included in the Index for more than five years is removed at the subsequent monthly rebalance; however, if the deletion of a constituent security would result in the number of constituent securities of the Index being less than 15, the deletion will be delayed until the next monthly rebalance where the resulting number of constituent securities would be at least 15. The Fund is rebalanced in accordance with the Index, meaning that it will buy and sell securities in response to changes in the Index.
Although the Fund generally will invest in substantially all of the securities comprising the Index in proportion to their weightings in the Index, under various circumstances it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, the Fund may hold cash or purchase a sample of the securities in the Index. When it relies on a “sampling” methodology, Invesco uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that has, overall, investment characteristics similar to the Index in terms of key risk factors, performance attributes, and other characteristics such as industry weightings, market capitalization, return variability, earnings valuation, yield, and other financial characteristics of securities. When employing a sampling methodology, Invesco bases the number of the holdings in the Fund on a number of factors, including asset size of the Fund, and generally expects the Fund to hold fewer than the total number of securities in the Index. However, Invesco reserves the right to invest in as many securities as it believes necessary to achieve the Fund’s investment objective. The Fund may use futures contracts, a type of derivative, to seek performance that corresponds to the Index and/or to manage cash flows. Use of futures contracts by the Fund may create investment leverage.
The Index, and therefore the Fund, may at times have significant exposure to one or more industries or sectors. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund.
Changes in the Index, or use of the sampling methodology described above, may result in active and frequent trading by the Fund and as a result the Fund may have a relatively high portfolio turnover rate.
*The “S&P U.S. IPO and Spin-Off Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by MassMutual. Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P U.S. IPO and Spin-Off Index.
Effective on or about November 18, 2020, the paragraphs labeled “Foreign Investment Risk; Emerging Markets Risk; Currency Risk,” “Growth Company Risk,” “Liquidity Risk,” “Quantitative Models Risk,” “Risk of Investment in Other Funds or Pools,” and “Value Company Risk” under the heading Principal Risks in the section titled Investments, Risks, and Performance(beginning on page 61 of the Prospectus) are hereby deleted in full.
Effective on or about November 18, 2020, the following information replaces similar information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (on page 61 of the Prospectus):

Special Situations Risk Special situations often involve much greater risk than is found in the normal course of investing, which could negatively impact the Fund.
Effective on or about November 18, 2020, the following information supplements the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 61 of the Prospectus):
Indexing Risk The Fund’s performance may not track the performance of the index due to a number of factors, including fees and expenses of the Fund, the Fund’s cash positions, and differences between securities held by the Fund and the securities comprising the index resulting from legal restrictions, costs, or liquidity constraints, especially during times when a sampling methodology is used.
Passive Management Risk With an indexing strategy, there is no attempt to seek returns in excess of a benchmark index, to use defensive strategies, or to reduce the effects of any long-term poor investment performance. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the index, even if that security generally is underperforming.
Effective on or about November 18, 2020, the following information replaces similar information for the Fund found under the heading Performance Information in the section titled Investments, Risks, and Performance (on page 63 of the Prospectus):
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance and an additional index that provides a style-specific comparison for the Fund’s returns (S&P U.S. IPO and Spin-Off Index). The Fund’s investment strategy changed on or about November 18, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.
Effective on or about November 18, 2020, the following information replaces similar information found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance (on page 63 of the Prospectus):
Average Annual Total Returns
(for the periods ended December 31, 2019)
	One Year	Since Inception (5/15/2015)
Class II MML Special Situations Fund	23.68%	6.97%
Service Class I MML Special Situations Fund	23.50%	6.72%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)	31.02%	11.21%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.78%
Since 7/13/2015
S&P U.S. IPO and Spin-Off Index (reflects no deduction for fees, expenses, or taxes)	27.52%	8.88%

(1)
Going forward, the Fund’s performance benchmark index will be the Russell 3000 Index rather than the S&P 500 Index because the Russell 3000 Index more closely represents the Fund’s investment strategy.

Effective on or about November 18, 2020, the following information replaces the information for the Fund found under the headings Subadviser(s) and Portfolio Manager(s) in the section titled Management (on page 63 of the Prospectus):
Subadviser(s): Invesco Advisers, Inc. (“Invesco”)

Sub-subadviser(s): Invesco Capital Management LLC (“ICM”)
Portfolio Manager(s):
Pratik Doshi, CFA is a Portfolio Manager at Invesco. He has managed the Fund since November 2020.
Peter Hubbard is a Director of Portfolio Management at Invesco. He has managed the Fund since November 2020.
Michael Jeanette is a Senior Portfolio Manager at Invesco. He has managed the Fund since November 2020.
Tony Seisser is a Portfolio Manager at Invesco. He has managed the Fund since November 2020.
Effective on or about November 18, 2020, the following information replaces similar information found on page 91 of the Prospectus in the section titled Additional Information Regarding Principal Risks:
•
Special Situations Risk
Securities of companies involved in special situations may be more volatile than other securities. Their values may be affected significantly and rapidly by the actual or anticipated results of the special situations. Some “special situation” investments may be illiquid or may lack a readily ascertainable fair value. The terms of some special situation investments may be subject to restrictions on their transfer. The existence of a special situation may increase the likelihood that the company involved will experience financial difficulties, including potentially bankruptcy or insolvency. It is possible that an anticipated special situation event will not occur.

Effective on or about November 18, 2020, the following information supplements the information found beginning on page 76 of the Prospectus in the section titled Additional Information Regarding Principal Risks:
•
Indexing Risk
There are several reasons why a Fund’s performance may not track the performance of the relevant index. For example, the Fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. A Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of securities purchased by the investment adviser, subadviser, or sub-subadviser, or futures or other derivative positions taken by the investment adviser, subadviser, or sub-subadviser, to replicate the performance of the index may not correlate precisely with the return on the index. Differences between securities held by a Fund and the securities comprising the index may result from legal restrictions, costs, or liquidity constraints, especially during times when a sampling methodology is used.

•
Passive Management Risk
Unlike many investment companies that are “actively managed,” each of the MML Equity Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of the index. Therefore, the MML Equity Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the index, even if that security generally is underperforming. If a specific security is removed from the index, a Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. The index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its index, and, therefore, any changes to the index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, Invesco does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Effective on or about November 18, 2020, information related to the MML Special Situations Fund, Chris C. Cao, CFA, and Michael F. Farrell found under Barings on pages 95 and 96 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby deleted.

Effective on or about November 18, 2020, the following information replaces similar information for Invesco beginning on page 97 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, manages the investments of the MML Equity Momentum Fund, MML Equity Rotation Fund, MML Small Cap Equity Fund, MML Special Situations Fund, and MML Strategic Emerging Markets Fund. Invesco is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. In addition, Invesco Capital Management LLC (“ICM”) serves as sub-subadviser for the MML Equity Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund, and subject to the supervision of Invesco, is authorized to trade securities and make discretionary investment decisions on behalf of the Funds. ICM is a wholly-owned subsidiary of Invesco Ltd. and its address is 3500 Lacey Road Suite 700, Downers Grove, Illinois 60515. As of August 31, 2020, Invesco had approximately $1.2 trillion in assets under management.
Invesco replaced OppenheimerFunds, Inc. as the subadviser of the MML Small Cap Equity Fund and MML Strategic Emerging Markets Fund at the close of business on May 24, 2019. Invesco will replace Barings as the subadviser of the MML Equity Momentum Fund and MML Special Situations Fund on or about November 18, 2020. Invesco will replace Barings as the subadviser of the MML Equity Rotation Fund on or about November 23, 2020.
Effective on or about November 18, 2020, the following information supplements the information for Invesco beginning on page 97 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Pratik Doshi, CFA
is a co-portfolio manager of the MML Equity Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund. Mr. Doshi is a portfolio manager for ETFs and indexed strategies at Invesco. He has been associated with Invesco and/or its affiliates since 2018 where he implemented active and passive-based strategies across Invesco’s commodity, alternatives, and equity ETF lineup. Prior to 2018, he held roles at Saltspring Capital and Gofen and Glossberg. Prior to that, he was a vice president at Bank of America Merrill Lynch. Mr. Doshi entered the financial services industry in 2005 as an analyst at UBS Investment Bank.
Peter Hubbard
is a co-portfolio manager of the MML Equity Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund. Mr. Hubbard is a portfolio manager for ETFs and indexed strategies at Invesco. He has been associated with Invesco and/or its affiliates since 2005. Prior 2005, he was a research analyst at Ritchie Capital, a hedge fund operator.
Michael Jeanette
is a co-portfolio manager of the MML Equity Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund. Mr. Jeanette is a portfolio manager for ETFs and indexed strategies at Invesco. He has been associated with Invesco and/or its affiliates since 2008. Prior to 2008, he held a management position with a trust advisory firm in the private sector. Prior to this, he managed the retail investment business for several US Bancorp (formerly First Bank System) locations in Minneapolis. He began his career as a financial adviser with Shearson Lehman Brothers and Morgan Stanley Smith Barney (formerly Smith Barney).

Tony Seisser
is a co-portfolio manager of the MML Equity Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund. Mr. Seisser is an equity portfolio manager for ETFs and indexed strategies at Invesco. He has been associated with Invesco and/or its affiliates since 2013. Prior to 2013, he was employed by Guggenheim Funds Distributors, Inc. as a global ETF trader. Before that, he was a compliance investigator at the Chicago Board Options Exchange and CBOE Futures Exchange. Prior to that, Mr. Seisser had a career as a single-stock and ETF market maker on the floor of the Chicago Stock Exchange. He entered the industry in 1990.
Effective on or about November 18, 2020, the following information supplements the information found on page 120 in the section titled Index Descriptions:
The Russell 3000 Index measures the performance of the 3000 largest U.S. companies representing approximately 98% of the investable U.S. equity market. It is market-capitalization weighted. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.
The S&P U.S. IPO and Spin-Off Index is designed to measure the performance of companies within the S&P U.S. BMI that have had initial public offerings (IPOs) or have spun off from a parent company within the last five years and have a float-adjusted market cap of at least USD 1 billion. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.
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